Notes to the consolidated statements of income - Expenses from strategic transactions and programs (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Strategic transactions and programs
Impairment of intangible and tangible assets	€ 1,607	€ 1,047
Impairment resulting from the measurement of assets held for sale	6,018	123,552
Loss from the sale of business		24,988
Other	17,258	5,368
Expenses from strategic transactions and programs	24,883	154,955
Legacy Portfolio Optimization
Strategic transactions and programs
Impairment of intangible and tangible assets	1,607
Impairment resulting from the measurement of assets held for sale	6,018	123,552
Loss from the sale of business		24,988
Other	16,949	4,152
FME25 Program
Strategic transactions and programs
Impairment of intangible and tangible assets		1,047
Legal Form Conversion Costs
Strategic transactions and programs
Other	€ 309	€ 1,216